Long-Term Debt	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Long-Term Debt

5.Long-Term Debt

Facility	June 30, 2016	December 31, 2015
(a) Credit Facilities	452,483	538,208
(b) Term Bank Loans	1,105,303	861,886

Total	1,557,786	1,400,094
Less deferred finance costs, net	(10,813)	(7,531)
Total long-term debt	1,546,973	1,392,563
Less current portion of debt	(311,456)	(319,560)
Add deferred finance costs, current portion	1,627	1,336

Total long-term portion, net of current portion and deferred finance costs	1,237,144	1,074,339

(a)Credit facilities

As at June 30, 2016, the Company had four open reducing revolving credit facilities, all of which are reduced in semi-annual installments and two open facilities which have both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between September 2016 and April 2019. At June 30, 2016, there is no available unused amount.

Interest is payable at a rate based on LIBOR plus a spread. At June 30, 2016, the interest rates on these facilities ranged from 1.32% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at June 30, 2016, amounted to $1,105,303. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments, with balloon payments due at maturity between October 2016 and June 2026. Interest rates on the outstanding loans as at June 30, 2016, are based on LIBOR plus a spread.

On May 5, 2016, the Company signed a new five-year bank loan for $77,000 relating to the pre- delivery financing of the VLCC Ulysses, with drawdown date May 12, 2016. The loan was prepaid on July 1, 2016 and the vessel was financed by a new loan signed on June 17, 2016.

On May 31, 2016, the Company signed a new five-year term bank loan for $33,104 related to the debt maturity of the three handysize vessels, Amphitrite, Arion and Andromeda. The first drawdown of $12,010 was made on June 2, 2016 for the vessel Amphitrite. The second drawdown of $10,938 was made on September 8, 2016 for the vessel Andromeda with the third drawn for Arion vessel to be scheduled for October 2016. The loan is repayable in ten semi-annual installments, commencing six months after drawdown date plus a balloon of $7,639 in total payable together with the last installment.

On June 17, 2016, the Company signed a new twelve-year term bank loan for $309,824 relating to the pre and post delivery financing of the two VLCC vessels, Ulysses and Hercules and the LNG carrier Maria Energy. The loan consists of the commercial facility repayable into twenty semi-annual installments with a balloon to be paid with the final repayment installment and the non-commercial facility repayable into twenty four semi-annual installments.

At June 30, 2016, interest rates on these term bank loans ranged from 2.13% to 4.20%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2016	2.52%
Three months ended June 30, 2015	2.26%

Six months ended June 30, 2016	2.57%
Six months ended June 30, 2015	2.24%

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $79,030 at June 30, 2016 and $74,110 at December 31, 2015, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250 and two other loan agreements a monthly pro rata transfer to a retention account of any principal due but unpaid.

As at June 30, 2016, the Company and its wholly and majority owned subsidiaries were compliant with financial covenants in its loan agreements, relating to the leverage ratio and the value-to-loan requirements in all but one of the thirty-seven loans, which had a shortfall of $925, remedied on August 4, 2016 upon settlement of the next repayment installment. The lender has not requested early repayment.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of June 30, 2016, the Company’s working capital (non-restricted net current assets), amounted to $1,574 ($34,984 at December 31, 2015).

The annual principal payments required to be made after June 30, 2016, are as follows:

Period/Year	Amount

July to December 2016	209,146
2017	221,678
2018	307,371
2019	199,418
2020	171,996
2021 and thereafter	448,177

1,557,786